Inventories (Tables)	12 Months Ended
Mar. 31, 2014
Inventory Disclosure [Abstract]
Schedule of Inventories

The components of inventories as of March 31, 2013 and 2014 are as follows:

	2013	2014
	$ in thousands	$ in thousands

Raw materials	1,904	5,137
Work in progress	2,487	2,229
Finished goods	1,069	179

	5,460	7,545